Transfers of financial assets and mortgage servicing assets (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Securitizations Of Financial Assets Accounted For As Sale [Text Block]
	Proceeds obtained during the year ended December 31, 2015
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	$-	$869,210	$-	$869,210
Mortgage-backed securities - FNMA	-	218,911	-	218,911
Total trading account securities	$-	$1,088,121	$-	$1,088,121
Mortgage servicing rights	$-	$-	$12,549	$12,549
Total	$-	$1,088,121	$12,549	$1,100,670

	Proceeds obtained during the year ended December 31, 2014
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	$-	$674,557	-	$674,557
Mortgage-backed securities - FNMA	-	225,047	-	225,047
Total trading account securities	$-	$899,604	-	$899,604
Mortgage servicing rights	-	-	$11,560	$11,560
Total	$-	$899,604	$11,560	$911,164

Schedule Of Servicing Assets At Fair Value Text Block
Residential MSRs
(In thousands)	2015	2014
Fair value at beginning of period	$148,694	$161,099
Additions[1]	76,060	12,368
Changes due to payments on loans[2]	(17,539)	(15,887)
Reduction due to loan repurchases	(1,897)	(2,759)
Changes in fair value due to changes in valuation model inputs or assumptions	6,087	(6,127)
Fair value at end of period	$211,405	$148,694
[1] Includes $54.9 million from the acquisition of mortgage servicing rights from the FDIC as a receiver for Doral Bank during the second quarter of 2015.
[2] Represents the change due to collection / realization of expected cash flow over time.

Schedule Of Assumptions For Fair Value On Securitization Date Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities Text Block
	Years ended
	December 31, 2015		December 31, 2014
Prepayment speed	8.6%		6.1%
Weighted average life	7.1	years	16.4	years
Discount rate (annual rate)	11.1%		10.8%

Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]
2015
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$10,144,237	$411,291	$107,955
Construction	681,201	14,086	(886)
Legacy	64,436	4,311	(2,760)
Lease financing	627,650	4,639	3,303
Mortgage	9,011,473	1,188,290	47,552
Consumer	3,837,679	106,194	92,926
Covered loans	646,115	101,451	58,880
Less:
Loans securitized / sold	1,883,561	144,568	811
Loans held-for-sale	137,000	45,719	37,602
Loans held-in-portfolio	$22,992,230	$1,639,975	$268,557

2014
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$8,134,576	$278,326	$53,990
Construction	251,820	13,812	(3,746)
Legacy	81,137	3,476	(892)
Lease financing	564,389	4,348	3,961
Mortgage	8,741,757	1,164,513	54,041
Consumer	3,875,581	99,595	109,737
Covered loans	2,542,662	540,369	66,154
Less:
Loans securitized / sold	2,138,705	183,876	1,314
Loans held-for-sale	106,104	19,878	35,674
Loans held-in-portfolio	$21,947,113	$1,900,685	$246,257

Originated MSRs
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Originated MSRs
	December 31,
(In thousands)	2015		2014
Fair value of servicing rights	$98,648		$110,534
Weighted average life	7.3	years	11.7	years
Weighted average prepayment speed (annual rate)	6.0%		8.6%
Impact on fair value of 10% adverse change	$(2,488)		$(4,089)
Impact on fair value of 20% adverse change	$(5,241)		$(7,995)
Weighted average discount rate (annual rate)	11.5%		11.5%
Impact on fair value of 10% adverse change	$(4,083)		$(4,492)
Impact on fair value of 20% adverse change	$(8,206)		$(8,701)

Purchased MSRs
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Purchased MSRs
	December 31,
(In thousands)	2015		2014
Fair value of servicing rights	$112,757		$38,160
Weighted average life	6.2	years	11.0	years
Weighted average prepayment speed (annual rate)	6.9%		9.1%
Impact on fair value of 10% adverse change	$(2,871)		$(1,620)
Impact on fair value of 20% adverse change	$(6,034)		$(2,924)
Weighted average discount rate (annual rate)	11.0%		10.7%
Impact on fair value of 10% adverse change	$(4,211)		$(1,603)
Impact on fair value of 20% adverse change	$(8,525)		$(2,877)